CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Net income (loss)		$ 18.8	$ (46.2)	$ 260.1
Other comprehensive income (loss), net of taxes and reclassification adjustments:
Changes in unrealized gains (losses) on available-for-sale securities (net of taxes of: 2018 $(251.2); 2017 $190.4; 2016 Successor $74.1; 2016 Predecessor $61.0)		137.7	(945.1)	411.5
Other-than-temporary impairments on fixed maturities not related to credit losses (net of taxes of: 2018 $(0.3); 2017 $0.0; 2016 Successor $(0.1); 2016 Predecessor $0.0)		(0.3)	(0.9)	(0.1)
Impact of net unrealized (gains) losses on DAC and VOBA (net of taxes of: 2018 $39.8; 2017 $(17.0); 2016 Successor $(7.5); 2016 Predecessor $(13.1))		(14.0)	149.6	(41.9)
Impact of cash flow hedges (net of taxes of: 2018 $10.3; 2017 $(21.2); 2016 Successor $9.5; 2016 Predecessor $13.6)		17.7	38.9	(41.1)
Other comprehensive income (loss)		141.1	(757.5)	328.4
Total comprehensive income (loss)		$ 159.9	$ (803.7)	$ 588.5
Predecessor Company
Net income (loss)	$ (3.9)
Other comprehensive income (loss), net of taxes and reclassification adjustments:
Changes in unrealized gains (losses) on available-for-sale securities (net of taxes of: 2018 $(251.2); 2017 $190.4; 2016 Successor $74.1; 2016 Predecessor $61.0)	113.3
Other-than-temporary impairments on fixed maturities not related to credit losses (net of taxes of: 2018 $(0.3); 2017 $0.0; 2016 Successor $(0.1); 2016 Predecessor $0.0)	0.0
Impact of net unrealized (gains) losses on DAC and VOBA (net of taxes of: 2018 $39.8; 2017 $(17.0); 2016 Successor $(7.5); 2016 Predecessor $(13.1))	(24.4)
Impact of cash flow hedges (net of taxes of: 2018 $10.3; 2017 $(21.2); 2016 Successor $9.5; 2016 Predecessor $13.6)	25.2
Other comprehensive income (loss)	114.1
Total comprehensive income (loss)	$ 110.2